Leases - Schedule of Operating Lease (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Schedule of Operating Lease [Abstract]
Right-of-use assets	$ 126,173	$ 283,607
Lease liabilities – current	131,141	167,592
Lease liabilities – non-current		86,758
Total operating lease liabilities	131,141	254,350
Operating leases expense excluding short-term lease expense	168,408	226,840	$ 256,008
Short-term lease expense	127,311	35,900	156,717
Total	$ 295,719	$ 262,740	$ 412,725
Weighted-average remaining lease term	9 months 18 days	1 year 9 months 18 days	2 years 6 months
Weighted-average discount rate	4.65%	4.65%	4.60%
Cash paid for amounts included in the measurement of lease liabilities	$ 139,253	$ 217,619	$ 275,890